Vanguard® Dividend Growth Fund
Schedule of Investments (unaudited)
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (97.5%)
Communication Services (1.6%)
Comcast Corp. Class A	21,267,057	845,578
Consumer Discretionary (10.8%)
TJX Cos. Inc.	30,350,266	1,859,865
McDonald's Corp.	5,963,643	1,485,901
NIKE Inc. Class B	11,716,648	1,461,066
Home Depot Inc.	3,136,109	942,087
		5,748,919
Consumer Staples (16.1%)
Colgate-Palmolive Co.	23,694,455	1,825,658
Procter & Gamble Co.	10,342,918	1,660,555
PepsiCo Inc.	8,491,857	1,458,137
Coca-Cola Co.	21,722,571	1,403,495
Costco Wholesale Corp.	2,179,244	1,158,748
Diageo plc	21,851,107	1,090,127
		8,596,720
Financials (8.6%)
Marsh & McLennan Cos. Inc.	8,758,311	1,416,219
Chubb Ltd.	6,355,048	1,311,999
American Express Co.	6,861,052	1,198,694
PNC Financial Services Group Inc.	3,979,396	660,978
		4,587,890
Health Care (18.8%)
UnitedHealth Group Inc.	3,945,197	2,006,330
Johnson & Johnson	8,817,061	1,591,127
Stryker Corp.	5,980,350	1,442,819
Medtronic plc	12,614,010	1,316,398
Merck & Co. Inc.	12,762,101	1,131,871
Baxter International Inc.	15,115,477	1,074,106
Danaher Corp.	3,710,511	931,821
Pfizer Inc.	10,988,618	539,211
		10,033,683
Industrials (20.1%)
Honeywell International Inc.	8,346,283	1,615,089
Northrop Grumman Corp.	3,646,662	1,602,343
General Dynamics Corp.	5,646,677	1,335,608
Union Pacific Corp.	5,690,051	1,333,122
Raytheon Technologies Corp.	13,654,648	1,295,963
Canadian National Railway Co.	9,091,202	1,069,162
United Parcel Service Inc. Class B	5,889,048	1,059,911
Lockheed Martin Corp.	1,950,522	842,860

		Shares	Market Value ($000)
	Deere & Co.	1,410,002	532,346
			10,686,404
Information Technology (13.6%)
	Visa Inc. Class A	6,850,463	1,460,039
	Mastercard Inc. Class A	3,711,687	1,348,753
	Microsoft Corp.	4,758,364	1,320,541
	Accenture plc Class A	3,753,489	1,127,398
	Texas Instruments Inc.	6,443,840	1,097,064
	Automatic Data Processing Inc.	4,120,741	899,063
			7,252,858
Materials (5.0%)
	Linde plc	4,418,335	1,378,344
	Ecolab Inc.	7,531,156	1,275,326
			2,653,670
Real Estate (2.9%)
	Public Storage	2,376,986	883,050
	American Tower Corp.	2,631,125	634,154
			1,517,204
Total Common Stocks (Cost $29,178,636)			51,922,926
Temporary Cash Investments (2.9%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 0.409%	262	26
		Face Amount ($000)
Repurchase Agreements (0.8%)
	Credit Agricole Securities 0.290%, 5/2/22 (Dated 4/29/22, Repurchase Value $43,501,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 2.500%, 1/15/29, with a value of $44,370,000)	43,500	43,500
	Natixis SA 0.280%, 5/2/22 (Dated 4/29/22, Repurchase Value $180,504,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 3.875%, 4/15/29, and U.S. Treasury Note/Bond 0.125%–6.375%, 11/30/22–5/15/47, with a value of $184,110,000)	180,500	180,500
	NatWest Markets plc 0.300%, 5/2/22 (Dated 4/29/22, Repurchase Value $85,902,000, collateralized by U.S. Treasury Note/Bond 1.625%–2.250%, 11/15/22–10/31/24, with a value of $87,618,000)	85,900	85,900
	Societe Generale 0.295%, 5/2/22 (Dated 4/29/22, Repurchase Value $83,202,000, collateralized by Fannie Mae 3.000%–5.000%, 8/1/33–12/1/51, Freddie Mac 2.500%–4.500%, 10/1/51–4/1/52, Ginnie Mae 2.500%–3.500%, 3/20/51–6/20/51, U.S. Treasury Bill 0.000%, 8/11/22, and U.S. Treasury Note/Bond 0.125%–6.625%, 7/31/22–2/15/50, with a value of $84,864,000)	83,200	83,200
			393,100
U.S. Government and Agency Obligations (2.1%)
	United States Cash Management Bill, 0.634%–0.662%, 4/28/22	200,000	199,783
	United States Cash Management Bill, 0.204%–0.244%, 5/10/22	497,160	497,147
	United States Cash Management Bill, 0.333%, 5/17/22	175,000	174,985
	United States Cash Management Bill, 0.948%, 8/16/22	30,525	30,437
	United States Treasury Bill, 0.162%–0.164%, 5/3/22	200,000	200,000

	Face Amount ($000)	Market Value ($000)
United States Treasury Bill, 0.826%, 7/21/22	21,735	21,695
		1,124,047
Total Temporary Cash Investments (Cost $1,517,147)		1,517,173
Total Investments (100.4%) (Cost $30,695,783)		53,440,099
Other Assets and Liabilities—Net (-0.4%)		(203,719)
Net Assets (100%)		53,236,380
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	50,832,799	1,090,127	—	51,922,926
Temporary Cash Investments	26	1,517,147	—	1,517,173
Total	50,832,825	2,607,274	—	53,440,099